Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Nov. 24, 2015
Document Effective Date	Nov. 27, 2015
Prospectus Date	Nov. 27, 2015
MFS® Emerging Markets Debt Fund | A
Prospectus:
Trading Symbol	MEDAX
MFS® Emerging Markets Debt Fund | B
Prospectus:
Trading Symbol	MEDBX
MFS® Emerging Markets Debt Fund | C
Prospectus:
Trading Symbol	MEDCX
MFS® Emerging Markets Debt Fund | I
Prospectus:
Trading Symbol	MEDIX
MFS® Emerging Markets Debt Fund | R5
Prospectus:
Trading Symbol	MEDHX
MFS® Emerging Markets Debt Fund | R1
Prospectus:
Trading Symbol	MEDDX
MFS® Emerging Markets Debt Fund | R2
Prospectus:
Trading Symbol	MEDEX
MFS® Emerging Markets Debt Fund | R3
Prospectus:
Trading Symbol	MEDFX
MFS® Emerging Markets Debt Fund | R4
Prospectus:
Trading Symbol	MEDGX